(Loss)/Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Basic
Net(loss)/income attributable to equity shareholders - Loss/(income)	$ (657)		$ 52		$ (1,376)		$ 2,828
Net(loss)/income attributable to equity shareholders - Number of Shares	30,016		29,975		30,024		29,922
Net(loss)/income attributable to equity shareholders, Per share Amount (in dollars per share)	$ (0.02)		$ 0		$ (0.04)		$ 0.09
Effect of dilutive securities
Dilutive stock options/restricted shares	0	[1]	737	[1]	0	[2]	885	[2]
Diluted
Net (loss)/income attributable to equity shareholders plus assumed conversion - Loss/ (income)	$ (657)		$ 52		$ (1,376)		$ 2,828
Net (loss)/income attributable to equity shareholders plus assumed conversion - Number of shares	30,016		30,712		30,024		30,807
Net (loss)/income attributable to equity shareholders plus assumed conversion - Per Share Amount (in dollars per share)	$ (0.02)		$ 0		$ (0.04)		$ 0.09

[1]	There was no difference in diluted loss per share from basic loss per share as the assumed exercise of common stock equivalents would have an anti-dilutive effect due to losses for the six-month period ended June 30, 2014.
[2]	For the year ended December 31, 2013, there were no differences in diluted loss per share from basic loss per share as the assumed exercise of common stock equivalents would have an anti-dilutive effect due to losses.